Subsequent Events - Additional Information (Detail) - Convertible notes (Notes) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 19, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2018 ¥ / shares	Feb. 03, 2015 $ / shares
Subsequent Event [Line Items]
Amount of convertible notes converted | $		$ 53,910	$ 5,000
Stock issued during period, shares, conversion of convertible securities		1,170,430	108,554
Debt instrument, initial conversion price | (per share)		$ 23.03	$ 23.03	¥ 158.34	$ 23.03
Subsequent Event
Subsequent Event [Line Items]
Amount of convertible notes converted | $	$ 21,090
Stock issued during period, shares, conversion of convertible securities	457,881
Debt instrument, initial conversion price | $ / shares	$ 23.03
American Depositary Share
Subsequent Event [Line Items]
Stock issued during period, shares, conversion of convertible securities		2,340,860	217,108
American Depositary Share | Subsequent Event
Subsequent Event [Line Items]
Stock issued during period, shares, conversion of convertible securities	915,762